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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          31 December 2004
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WestLB Mellon Asset Management Holdings Limited
          ----------------------------------------------------------
Address:    Woolgate Exchange, 25 Basinghall Street
          ----------------------------------------------------------
            London EC2V 5HA United Kingdom
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-  12805
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Kevin Tolan
                  ----------------------------------------------------------
          Title:    Global Head of Compliance
                  ----------------------------------------------------------
          Phone:    011 44 20 7020 7447
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Kevin Tolan        London, United Kingdom       28 October, 2008
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

The information contained in this Form 13F should have been filed by 15 February, 2005. The Filer inadvertently failed to file this Report in a timely manner, but has reviewed its filing procedures and has taken steps to ensure its future timely compliance with Section 13(f) of the Securities Exchange Act.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              Two
                                             ----------------------------

Form 13F Information Table Entry Total:         158
                                             ----------------------------

Form 13F Information Table Value Total:      $ 356,989
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.          Form 13F file Number       Name

          1           28-12806                   WestLB Mellon Asset Management
                                                 (UK) Limited
         ---             -----------------       ----------------------------
          2           28-12807                   WestLB Mellon Asset Management
                                                 Kapitalanlagegesellschaft mbH
         ---             -----------------       ----------------------------










                                       -2-
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FORM 13F

12-31-2004
                                                      FORM 13F INFORMATION TABLE

                                                                                                     Voting Authority
                                                                                                     ----------------
                                Title
                                 of                         Value   Shares/   Sh/   Put/  Invstmt   Other
      Name of Issuer            Class            CUSIP     (x$1000) Prn Amt   Prn   Call  Dscretn   Managers   Sole      Shared None
      --------------            -----            -----     -------- -------   ---   ----  -------   --------   ----      ------ ----
AMGEN INC                       COM             031162100    1528       23,814 SH         SOLE                     23,814
CHECK POINT SOFTWARE TECH LT    ORD             M22465104    1584       64,300 SH         SOLE                     64,300
CISCO SYS INC                   COM             17275R102    2442      126,403 SH         SOLE                    126,403
DELL INC                        COM             24702R101    2349       55,740 SH         SOLE                     55,740
INTEL CORP                      COM             458140100    2978      127,300 SH         SOLE                    127,300
 MICROSOFT CORP                 COM             594918104    5470      204,722 SH         SOLE                    204,722
ORACLE CORP                     COM             68389X105    1291       94,066 SH         SOLE                     94,066
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209    2986      100,000 SH         SOLE                    100,000
3M CO                           COM             88579Y101    1694       20,635 SH         SOLE                     20,635
ALCOA INC                       COM             013817101     381       12,120 SH         SOLE                     12,120
ALLSTATE CORP                   COM             020002101     622       12,022 SH         SOLE                     12,022
ALTRIA GROUP INC                COM             02209S103    2177       35,627 SH         SOLE                     35,627
AMBAC FINL GROUP INC            COM             023139108     312        3,800 SH         SOLE                      3,800
AMERICA MOVIL S A DE C V        SPON ADR L SHS  02364W105    2031       38,794 SH         SOLE                     38,794
AMERICAN EXPRESS                COM             025816109    1717       30,468 SH         SOLE                     30,468
AMERICAN INTL GROUP INC         COM             026874107    2886       43,949 SH         SOLE                     43,949
ANHEUSER BUSCH COS INC          COM             035229103    1153       22,737 SH         SOLE                     22,737
AVON PRODS INC                  COM             054303102     463       11,956 SH         SOLE                     11,956
BANK OF AMERICA CORPORATION     COM             060505104    3645       77,569 SH         SOLE                     77,569
BOEING CO                       COM             097023105     730       14,110 SH         SOLE                     14,110
BRISTOL MYERS SQUIBB CO         COM             110122108     694       27,078 SH         SOLE                     27,078
BURLINGTON NORTHN SANTA FE C    COM             12189T104     397        8,400 SH         SOLE                      8,400
COMPANHIA ENERGETICA DE MINA    SP ADR N-V PFD  204409601    2710      110,437 SH         SOLE                    110,437
CHEVRONTEXACO CORP              COM             166764100     347        6,600 SH         SOLE                      6,600
CHINA MOBILE HONG KONG LTD      SPONSORED ADR   16941M109    1385       80,700 SH         SOLE                     80,700
CHINA PETE & CHEM CORP          SPON ADR H SHS  16941R108    1687       41,160 SH         SOLE                     41,160
CITIGROUP INC                   COM             172967101    4622       95,935 SH         SOLE                     95,935
CLEAR CHANNEL COMMUNICATIONS    COM             184502102     274        8,168 SH         SOLE                      8,168
CNOOC LTD                       SPONSORED ADR   126132109    1382       25,500 SH         SOLE                     25,500
COCA COLA CO                    COM             191216100    1604       38,537 SH         SOLE                     38,537
COLGATE PALMOLIVE CO            COM             194162103     227        4,438 SH         SOLE                      4,438
COMPANHIA SIDERURGICA NACION    SPONSORED ADR   20440W105    1329       69,520 SH         SOLE                     69,520
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209    1575       54,290 SH         SOLE                     54,290
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD    204412100    4178      171,390 SH         SOLE                    171,390
DANAHER CORP DEL                COM             235851102     284        4,950 SH         SOLE                      4,950
DISNEY WALT CO                  COM DISNEY      254687106    1180       42,433 SH         SOLE                     42,433
DOE CHEM CO                     COM             260543103     931       18,795 SH         SOLE                     18,795
DU PONT E I DE NEMOURS & CO     COM             263534109    1098       22,381 SH         SOLE                     22,381
EMBRAER-EMPRESA BRASILEIRA D    SP ADR PFD SHS  29081M102    1284       38,400 SH         SOLE                     38,400
E M C CORP MASS                 COM             268648102     598       40,190 SH         SOLE                     40,190
ENTERGY CORP NEW                COM             29364G103     325        4,807 SH         SOLE                      4,807
EXELON CORP                     COM             30161N101     614       13,942 SH         SOLE                     13,942
EXXON MOBIL CORP                COM             30231G102    6731      131,312 SH         SOLE                    131,312
FEDERAL NATL MTG ASSN           COM             313586109     320        4,500 SH         SOLE                      4,500
FEDEX CORP                      COM             31428X106     657        6,668 SH         SOLE                      6,668
FORD MTR CO DEL                 COM PAR $0.01   345370860     375       25,589 SH         SOLE                     25,589
GANNETT INC                     COM             364730101     319        3,910 SH         SOLE                      3,910
GENERAL DYNAMICS CORP           COM             369550108     335        3,204 SH         SOLE                      3,204
GENERAL ELEC CO                 COM             369604103    7316      200,439 SH         SOLE                    200,439
GENERAL MTRS CORP               COM             370442105     360        8,994 SH         SOLE                      8,994
GOLDMAN SACHS GROUP INC         COM             38141G104     751        7,218 SH         SOLE                      7,218
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206    1425       23,556 SH         SOLE                     23,556
HARTFORD FINL SVCS GROUP INC    COM             416515104     346        4,993 SH         SOLE                      4,993
HEWLETT PACKARD CO              COM             428236103    1216       58,004 SH         SOLE                     58,004
HOME DEPOT INC                  COM             437076102    1828       42,770 SH         SOLE                     42,770
HONEYWELL INTL INC              COM             438516106     503       14,217 SH         SOLE                     14,217
INTERNATIONAL BUSINESS MACHS    COM             459200101    3120       31,649 SH         SOLE                     31,649
ICICI BK LTD                    ADR             45104G104    2003       99,400 SH         SOLE                     99,400
INTL PAPER CO                   COM             460146103     223        5,312 SH         SOLE                      5,312
JOHNSON & JOHNSON               COM             478160104    3782       59,631 SH         SOLE                     59,631
JPMORGAN & CHASE & CO           COM             46625H100    2607       66,827 SH         SOLE                     66,827
KOOKMIN BK NEW                  SPONSORED ADR   50049M109    4725      120,909 SH         SOLE                    120,909
LEHMAN BROS HLDGS INC           COM             524908100     427        4,879 SH         SOLE                      4,879
LIMITED BRANDS INC              COM             532716107     239       10,396 SH         SOLE                     10,396
MCDONALDS CORP                  COM             580135101     889       27,727 SH         SOLE                     27,727
MCGRAW HILL COS INC             COM             580645109     222        2,428 SH         SOLE                      2,428
MEDTRONIC INC                   COM             585055106    1119       22,522 SH         SOLE                     22,522
MERCK & CO INC                  COM             589331107     998       31,040 SH         SOLE                     31,040
MERRILL LYNCH & CO INC          COM             590188108     867       14,503 SH         SOLE                     14,503
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109     276        1,990 SH         SOLE                      1,990
MORGAN STANLEY                  COM NEW         617446448    1207       21,734 SH         SOLE                     21,734
NOBLE CORPORATION               SHS             G65422100     214        4,300 SH         SOLE                      4,300
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD    20440T201    1047       40,900 SH         SOLE                     40,900
PEPSICO INC                     COM             713448108    1968       37,704 SH         SOLE                     37,704
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408    1899       47,730 SH         SOLE                     47,730
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V101    7169      197,990 SH         SOLE                    197,990
PETROCHINA CO LTD               SPONSORED ADR   71646E100    1143       21,290 SH         SOLE                     21,290
PFIZER INC                      COM             717081103    3309      123,073 SH         SOLE                    123,073
PHILIPPINE LONG DISTANCE TEL    SPONSORED ADR   718252604    3638      145,900 SH         SOLE                    145,900
POSCO                           SPONSORED ADR   693483109    2921       65,600 SH         SOLE                     65,600
PROCTER & GAMBLE CO             COM             742718109    2653       48,159 SH         SOLE                     48,159
PRUDENTIAL FINL INC             COM             744320102     309        5,626 SH         SOLE                      5,626
RAYTHEON CO                     COM NEW         755111507     267        6,885 SH         SOLE                      6,885
SARA LEE CORP                   COM             803111103     358       14,812 SH         SOLE                     14,812
SCHLUMBERGER LTD                COM             806857108     915       13,673 SH         SOLE                     13,673
SK TELECOM LTD                  SPONSORED ADR   78440P108    2441      109,700 SH         SOLE                    109,700
SLM CORP                        COM             78442P106     238        4,467 SH         SOLE                      4,467
SOUTHERN CO                     COM             842587107     596       17,769 SH         SOLE                     17,769
STRYKER CORP                    COM             863667101     269        5,568 SH         SOLE                      5,568
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100    4381      516,000 SH         SOLE                    516,000
TARGET CORP                     COM             87612E106     488        9,393 SH         SOLE                      9,393
TELEFONOS DE MEXICO S A         SPON ADR ORD L  879403780     988       25,772 SH         SOLE                     25,772
TELE NORTE LESTE PART S A       SPON ADR PFD    879246106    2898      171,767 SH         SOLE                    171,767
TENARIS S A                     SPONSORED ADR   88031M109    1227       25,100 SH         SOLE                     25,100
TEXAS INSTRS INC                COM             882508104     787       31,954 SH         SOLE                     31,954
TIME WARNER INC                 COM             887317105    1499       77,115 SH         SOLE                     77,115
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT  90458E107    1028       32,410 SH         SOLE                     32,410
UNITEDHEALTH GROUP INC          COM             91324P102     293        3,328 SH         SOLE                      3,328
UNITED PARCEL SERVICE INC       CL B            911312106     377        4,416 SH         SOLE                      4,416
UNITED TECHNOLOGIES CORP        COM             913017109    1234       11,944 SH         SOLE                     11,944
US BANCORP DEL                  COM NEW         902973304    1317       42,048 SH         SOLE                     42,048
VERIZON COMMUNICATIONS          COM             92343V104    2341       57,785 SH         SOLE                     57,785
WAL MART STORES INC             COM             931142103    4130       78,185 SH         SOLE                     78,185
WELLS FARGO & CO NEW            COM             949746101    2156       34,688 SH         SOLE                     34,688
WRIGLEY WM JR CO                COM             982526105     219        3,170 SH         SOLE                      3,170
XEROX CORP                      COM             984121103     331       19,434 SH         SOLE                     19,434
YANZHOU COAL MNG CO LTD         SPON ADR H SHS  984846105     762       10,700 SH         SOLE                     10,700
UNITED MICROELECTRONICS CORP    SPONSORED ADR   910873207      88       24,915 SH         SOLE                     24,915
GILLETTE CO                     COM             375766102     900       20,105 SH         SOLE                     20,105
LUCENT TECHNOLOGIES INC         COM             549463107     103       27,500 SH         SOLE                     27,500
NEXTEL COMMUNICATIONS INC       CL A            65332V103     601       20,019 SH         SOLE                     20,019
SBC COMMUNICATIONS INC          COM             78387G103    1482       57,495 SH         SOLE                     57,495
TYCO INTL LTD NEW               COM             902124106    1348       37,724 SH         SOLE                     37,724
VIACOM INC                      CL B            925524308    1226       33,681 SH         SOLE                     33,681
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD    20441W203    1194       42,130 SH         SOLE                     42,130
BANCO BRADESCO S A              SP ADR PFD NEW  059460303    3749      149,600 SH         SOLE                    149,600
GOLDEN WEST FINL CORP DEL       COM             381317106     387        6,300 SH         SOLE                      6,300
CHECK POINT SOFTWARE TECH LT    ORD             M22465104    3830      155,500 SH         SOLE                    155,500
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209    8689      291,000 SH         SOLE                    291,000
AMERICA MOVIL S A DE C V        SPON ADR L SHS  02364W105    6088      116,300 SH         SOLE                    116,300
CEMEX S A                       SPON ADR 5 ORD  151290889     360        9,884 SH         SOLE                      9,884
COMPANHIA ENERGETICA DE MINA    SP ADR N-V PFD  204409601    5863      238,900 SH         SOLE                    238,900
CHINA MOBILE HONG KONG LTD      SPONSORED ADR   16941M109    2913      169,760 SH         SOLE                    169,760
CHINA PETE & CHEM CORP          SPON ADR H SHS  16941R108    4091       99,800 SH         SOLE                     99,800
CITIGROUP INC                   COM             172967101     250        5,180 SH         SOLE                      5,180
CNOOC LTD                       SPONSORED ADR   126132109    3368       62,150 SH         SOLE                     62,150
COMPANHIA SIDERURGICA NACION    SPONSORED ADR   20440W105    3526      184,400 SH         SOLE                    184,400
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209    1279       44,100 SH         SOLE                     44,100
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD    204412100   11315      464,100 SH         SOLE                    464,100
EMBRAER-EMPRESA BRASILEIRA D    SP ADR PFD SHS  29081M102    3252       97,250 SH         SOLE                     97,250
EXXON MOBIL CORP                COM             30231G102     333        6,500 SH         SOLE                      6,500
GENERAL ELEC CO                 COM             369604103     270        7,400 SH         SOLE                      7,400
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206    3836       63,400 SH         SOLE                     63,400
ICICI BK LTD                    ADR             45104G104    4584      227,500 SH         SOLE                    227,500
ISHARES INC                     MSCI BRAZIL     464286400    6824      306,850 SH         SOLE                    306,850
ISHARES INC                     MSCI S KOREA    464286772     875       29,930 SH         SOLE                     29,930
KOOKMIN BK NEW                  SPONSORED ADR   50049M109   11683      298,950 SH         SOLE                    298,950
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109     997        7,200 SH         SOLE                      7,200
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD    20440T201    3034      118,500 SH         SOLE                    118,500
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408    4680      117,650 SH         SOLE                    117,650
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V101   18094      499,700 SH         SOLE                    499,700
PETROCHINA CO LTD               SPONSORED ADR   71646E100    2486       46,300 SH         SOLE                     46,300
PHILIPPINE LONG DISTANCE TEL    SPONSORED ADR   718252604    9786      392,550 SH         SOLE                    392,550
POSCO                           SPONSORED ADR   693483109    8100      181,910 SH         SOLE                    181,910
SK TELECOM LTD                  SPONSORED ADR   78440P108    5789      260,200 SH         SOLE                    260,200
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100    5841      687,991 SH         SOLE                    687,991
TELEFONOS DE MEXICO S A         SPON ADR ORD L  879403780    3198       83,450 SH         SOLE                     83,450
TELE NORTE LESTE PART S A       SPON ADR PFD    879246106    6665      395,082 SH         SOLE                    395,082
TENARIS S A                     SPONSORED ADR   88031M109    3521       72,000 SH         SOLE                     72,000
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT  90458E107    3565      112,400 SH         SOLE                    112,400
YANZHOU COAL MNG CO LTD         SPON ADR H SHS  984846105    1161       16,300 SH         SOLE                     16,300
ISHARES INC                     MSCI TAIWAN     464286731    1368      113,400 SH         SOLE                    113,400
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD    20441W203    3173      112,000 SH         SOLE                    112,000
BANCO BRADESCO S A              SP ADR PFD NEW  059460303    7393      295,000 SH         SOLE                    295,000
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW    900111204     362       20,000 SH         SOLE                     20,000
ISHARES INC                     MSCI MALAYSIA   464286830     571       79,900 SH         SOLE                     79,900
ENERSIS S A                     SPONSORED ADR   29274F104     145       17,000 SH         SOLE                     17,000
BRAZIL FD INC                   COM             105759104    2595       75,500 SH         SOLE                     75,500


REPORT SUMMARY             158   DATA RECORDS     356,989   2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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